Trade receivables	12 Months Ended
Dec. 31, 2024
Trade receivables abstract
Trade receivables

11Trade receivables

The trade receivables include the following:

	As of December 31,
in 000€	2024	2023	2022
Trade receivables	53,718	53,505	51,443
Allowance for doubtful accounts	(667)	(807)	(400)
Total	53,052	52,698	51,043

Trade receivables are non-interest bearing and are generally on payment terms of 30 to 90 days.

As of December 31, 2024, trade receivables of an initial value of K€667 (2023: K€807; 2022: K€400) were considered to be not probable of recovery, based on the expected credit loss analysis. Impairment is accounted for under the other operating expenses. See below for changes in the allowance for doubtful accounts receivable.

in 000€
At January 1, 2022	(1,273)
Addition	(517)
Usage	483
Reversal	906
At December 31, 2022	(400)
Addition	(706)
Usage	122
Reversal	177
At December 31, 2023	(807)
Addition	(527)
Usage	249
Reversal	418
At December 31, 2024	(667)